Legal Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Legal Information
1. LEGAL INFORMATION
Legal address:
Boulevard Cecilia Grierson 355, 4th. Floor, City of Buenos Aires, Argentina.
Loma Negra Compañía Industrial Argentina S.A. (hereinafter “Loma Negra”, “the Company” or “the Group”) is a stock company organized under the laws of the Argentine Republic.
Fiscal year number:
Fiscal year No. 96 beginning on January 1, 2020.
Principal business of the Group:
The Company and its subsidiaries, mentioned below, are referred to in these financial statements as “the Group”.
The main activity of the Group is the manufacturing and selling of cement and its derivatives, as well as the exploration of mineral resources that are used in the production process.
The Group has 9 factories in Argentina, in the provinces of Buenos Aires, Neuquén, San Juan and Catamarca and had 1 in Paraguay until August 21, 2020. (See Note 42). The Company also has 11 concrete plants.

The Group, through its subsidiary Cofesur S.A.U., has a controlling interest Ferrosur Roca S.A., a company that operates the railway cargo network of Ferrocarril Roca under a concession granted by the Argentine government in 1993 for a term of 30 years, which allows access of several of Loma Negra´s cement production plants to the railway network. On March 8, 2018 and with the due approval of its majority shareholder (Cofesur S.A.U.), Ferrosur Roca S.A. requested the Enforcement Authority an extension of the concession for an additional term of 10 years, pursuant to the provisions in the Bidding Terms and Conditions and the Concession Agreement; which has been subsequently subject to the renegotiation and realignment of the concession agreement in order to mitigate the consequences that seriously affect the course of business of that company and disrupt the balance of the concession contract. As of the date of issuance of these consolidated financial statements, Ferrosur Roca S.A. has not yet been called to start the renegotiation process under the scope of the
Comisi
ó
n
Especial de
Renegociaci
ó
n
de
Contratos
(Special Commission for Contract Renegotiation, CERC). In this respect, the Management of the Group understands that it had duly and timely met all the requirements established to obtain an extension of the concession. The Group considers the extended concession period for the purposes of all required assessments and accounting estimates, especially those related to the recoverability of certain non-current
assets affected by the concession. See Note 40 for more information about Ferrosur Roca S.A. concession.
The Group also controls Recycomb S.A.U., a company engaged in the treatment and recycling of industrial waste for use as fuel or raw material.
Finally, on August 21, 2020, the Company sold its stake in Yguazú Cementos S.A., a company incorporated in the Republic of Paraguay engaged in the manufacturing and marketing of cement. Information relating to the sale of its interest and its main effects is described in Note 42.

Date of registration in the Argentinian General Inspection of Justice:

•	Inscription of the bylaws: August 5, 1926 under No 38, Book 46.

•	Last amendment registered to the bylaws: August 29, 2017, under No 17,557, book 85, Corporations Volume.

•	Correlative Number of Registration with the Inspección General de Justicia (local regulatory agency): Number of: 1,914,357.

•	Tax identification number (CUIT): 30-50053085-1.

•	Date of expiration: July 3, 2116.
The Company was founded in 1926 and on August 5, 1926 it was registered as a “sociedad anónima” (stock company according to Argentine Law), originally under the name “Compañía Argentina Ganadera Agrícola Comercial e Industrial S.A.” with the Public Registry of Commerce of Azul, Province of Buenos Aires, under the Number 38, Book 46. On August 25, 1927, the Company adopted its current name and on August 27, 1984, the Company was also registered with the General Board of Legal Entities of the Province of Buenos Aires under number 747. The Annual and Special Shareholders’ Meeting held on April 16, 2020 resolved to amend Article Fourteen of the Bylaws in order to incorporate the power of the Board of Directors of the Company to decide on the issuance of notes, in accordance with section 9 of the Law on Notes No. 23,576, as amended. As of the date of issuance of these consolidated financial statements, such amendments have not been registered with the IGJ.
Parent company:
InterCement Trading e Inversiones S.A. with 51.0437% of the Company’s capital stock and votes. On January 6, 2021, InterCement Trading e Inversiones S.A. transferred its entire interest in Loma Negra C.I.A.S.A. to InterCement Trading e Inversiones Argentina S.L, a company belonging to the same economic group.
Capital structure:
The subscribed for and paid in capital amounts to $ 59,603, represented by 596,026,490 book-entry common shares with a nominal value of $ 0.10 each, and each entitling to one vote.